Income Taxes Expense (Tables)	12 Months Ended
Aug. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income tax expense consist of the following:

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expense:
PRC	13,120	39,995	60,278
Canada	—	—	170
Hong Kong	—	—	243
Deferred income tax expense:
PRC	4,769	975	6,599
Canada	—	—	92

Total income tax expense:	17,889	40,970	67,382

Summary of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As of August 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	37,620	36,293
Less: valuation allowance	12,283	18,164

Total deferred tax assets	25,337	18,129

Deferred tax liabilities:
Intangible assets	5,294	17,067

Total deferred tax liabilities	5,294	17,067

Movement in valuation allowance is as follows:

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Beginning balance	17,479	11,250	12,283
Additions from acquisition	—	—	370
Additions	7,510	4,836	8,963
Reversal	(13,666)	(3,257)	(3,395)
Expired	(73)	(546)	(57)

Ending balance	11,250	12,283	18,164

Schedule of Reconciliation Between Provision for Income Taxes Computed by Applying PRC EIT Rates of 25% to Income Before Income Taxes and Actual Provision for Income Tax

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in calendar year 2016, 2017 and 2018 to income before income taxes and the actual provision for income tax were as follows:

	For the year ended August 31,
	2016	2017	2018
	RMB	RMB	RMB
Net income before provision for income tax	20,805	232,779	316,325
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	5,201	58,195	79,081
Effect of expenses that are not deductible in determining taxable profit	23,927	265	8,238
Unrecognized tax losses	7,510	4,836	8,963
Utilization of tax losses previously not recognized	(13,666)	(3,257)	(3,395)
Expiration of tax losses previously recognized	—	898	—
Effect of income tax exemptions	(4,831)	(19,967)	(25,497)
Others	(252)	—	(8)

Income tax expense recognized in profit or loss	17,889	40,970	67,382